GMO Emerging Domestic Opportunities Fund
GMO Emerging Domestic Opportunities Fund

GMO TRUST

Amended and Restated Supplement dated December 1, 2018 to the
GMO Trust Prospectus dated June 30, 2018

This supplement amends and restates the supplements dated September 25, 2018 and October 5, 2018 to the GMO Trust Prospectus dated June 30, 2018 (the “Prospectus”).

The sections appearing on page 65 of the Prospectus captioned “Shareholder Fees” and “Example” are replaced with the following:

The table on page 68 of the Prospectus captioned “Average Annual Total Returns” is replaced with the following:

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - GMO Emerging Domestic Opportunities Fund	Class II	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.40%	0.40%	0.40%	0.40%	0.40%
Redemption fee (as a percentage of amount redeemed)	0.40%	0.40%	0.40%	0.40%	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares
Expense Example - GMO Emerging Domestic Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	200	457	733	1,523
Class III	193	435	696	1,444
Class IV	189	423	675	1,398
Class V	187	417	664	1,375
Class VI	184	407	648	1,341

If you do not sell your shares
Expense Example, No Redemption - GMO Emerging Domestic Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	159	412	685	1,465
Class III	152	390	648	1,385
Class IV	148	378	627	1,340
Class V	146	372	616	1,317
Class VI	143	362	600	1,282

Average Annual Total Returns Periods Ending December 31, 2017
Average Annual Total Returns - GMO Emerging Domestic Opportunities Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class II	36.37%	5.97%	none	6.73%	Mar. 24, 2011
Class II | Return After Taxes on Distributions	36.05%	5.45%	none	6.31%	Mar. 24, 2011
Class II | Return After Taxes on Distributions and Sale of Fund Shares	21.01%	4.65%	none	5.34%	Mar. 24, 2011
Class II | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	37.28%	4.35%	none	2.82%	Mar. 24, 2011
Class III	36.44%	6.04%	none	8.22%	Jun. 29, 2012
Class III | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	37.28%	4.35%	none	6.41%	Jun. 29, 2012
Class IV	36.58%	6.10%	none	7.16%	May 02, 2012
Class IV | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	37.28%	4.35%	none	4.64%	May 02, 2012
Class V	36.56%	none	none	6.48%	Nov. 29, 2013
Class V | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	37.28%	none	none	5.65%	Nov. 29, 2013